Summary of Significant Accounting Policies - Schedule of Disaggregated its Revenue (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Disaggregated its Revenue [Line Items]
Revenue		$ 622,690	$ 1,580,058	$ 17,813,139
Listing service fees [Member]
Schedule of Disaggregated its Revenue [Line Items]
Revenue		103,807	457,176	1,244,251
Transaction fees [Member]
Schedule of Disaggregated its Revenue [Line Items]
Revenue		296,379	806,794	13,643,958
Marketing service fees [Member]
Schedule of Disaggregated its Revenue [Line Items]
Revenue		156,995	166,444	2,749,224
Other revenues [Member]
Schedule of Disaggregated its Revenue [Line Items]
Revenue	[1]	$ 65,509	$ 149,644	$ 175,706

[1]	Including $54,633, $144,609, and $166,325 for the years ended December 31, 2024, 2023 and 2022, respectively, from related parties.